CONVERTIBLE NOTES (Details) - Convertible Notes $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)
Debt Instrument [Line Items]
Principal amount | $	$ 300.0
Term	7 years	7 years
Interest rate (as a percent)	2.00%			2.00%
Maturity date	6 months	6 months
Debt instrument percentage	100.00%	100.00%
Net proceeds	$ 293.0	¥ 2,044,000
Net of debt discount	3.6			¥ 25,100
Issuance costs	$ 3.4			¥ 23,700
Interest expense			¥ 14,300
Convertible notes			2,092,860
Unamortized debt discount and issuance costs			¥ 46,800
Class A Ordinary Shares
Debt Instrument [Line Items]
Conversion price per share | $ / shares	$ 7.0
ADS
Debt Instrument [Line Items]
Conversion price per share | $ / shares	$ 14.0